CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 118.8	$ 63.9
Accounts receivable, net	2,382.0	2,210.2
Inventories	1,081.6	1,104.0
Other current assets	295.2	309.4
Assets held for sale	950.8	990.2
Total current assets	4,828.4	4,677.7
Property, plant and equipment, net	3,228.3	3,087.1
Goodwill	5,569.1	5,394.1
Other intangible assets, net	2,927.5	2,939.6
Operating lease assets	466.7
Other assets	516.3	634.9
Long-term assets held for sale	3,332.8	3,341.1
Total assets	20,869.1	20,074.5
Current liabilities
Short-term debt	380.5	742.7
Accounts payable	1,075.3	1,050.4
Compensation and benefits	565.7	542.2
Income taxes	136.9	96.7
Other current liabilities	1,110.7	945.9
Liabilities held for sale	361.5	307.7
Total current liabilities	3,630.6	3,685.6
Long-term debt	5,973.1	6,301.5
Postretirement health care and pension benefits	1,084.4	943.4
Deferred income taxes	537.3	541.6
Operating lease liabilities	346.0
Other liabilities	269.8	309.0
Long-term liabilities held for sale	302.1	239.8
Total liabilities	12,143.3	12,020.9
Commitments and contingencies (Note 16)
Equity (a)
Common stock	359.6	357.0
Additional paid-in capital	5,907.1	5,633.2
Retained earnings	9,993.7	8,909.5
Accumulated other comprehensive loss	(2,089.7)	(1,761.7)
Treasury stock	(5,485.4)	(5,134.8)
Total Ecolab shareholders' equity	8,685.3	8,003.2
Noncontrolling interest	40.5	50.4
Total equity	8,725.8	8,053.6
Total liabilities and equity	$ 20,869.1	$ 20,074.5